VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
JOHN S. MARTEN
312-609-7753	CHICAGO • NEW YORK CITY • WASHINGTON, D.C. • ROSELAND, NJ
jmarten@vedderprice.com

April 25, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Preliminary Proxy Materials for:
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund
Nuveen Global Value Fund
each a series of Nuveen Investment Trust (File No: 811-07619)
To the Commission:
          On behalf of the Funds, electronically transmitted herewith is a preliminary proxy statement and form of proxy for a Special Meeting of the Funds. The Special Meeting will be held Monday, June 23, 2008. Accordingly, it is intended that definitive proxy materials will be mailed on or about May 7, 2008. Please call the undersigned at (312) 609-7753 with any questions or comments regarding this filing.

Sincerely,

/s/ John S. Marten
Enclosures